Revision of Previously Issued Financial Statements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Jan. 01, 2023
Revision of Previously Issued Financial Statements [Abstract]
Impairment of digital assets	$ 713,100
Reversal of exchange gains	4,300
Cumulative-Effect Adjustment [Member]
Revision of Previously Issued Financial Statements [Abstract]
Accumulated deficits		$ 30,600
Maximum [Member]
Revision of Previously Issued Financial Statements [Abstract]
Fair value of digital assets	559,000
Minimum [Member]
Revision of Previously Issued Financial Statements [Abstract]
Fair value of digital assets	$ 189,000